CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021	Aug. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 0	$ 3,080	$ 3,080	$ 1,181
Cost of Revenue	0	1,421	1,421	2,964
Gross margin	0	1,659	1,659	(1,783)
Operating expenses:
Advertising	156	210	677	2,664
Consulting fees	138,330	15,000	73,375	63,375
General and administrative	12,464	12,003	49,184	85,637
Professional fees	108,931	31,621	117,414	63,418
Salaries	101,191	0
Total operating expenses	361,072	58,834	240,650	215,094
Net operating income (loss)	(361,072)	(57,175)	(238,991)	(216,877)
Other (income) expense:
Interest expense	5,139	36,750	105,424	427,286
Interest income	0	(27,724)	(55,567)	(41,246)
Impairment expense	17,598	0	19,450	587,623
Expenses related to convertible notes payable and preferred warrants:
(Gain) loss on change in fair value of derivative liability	0	92,642	(1,454,480)	(301,581)
Interest accretion	0	80,512	114,599	869,967
Gain on extinguishment of debt	(143,956)	0
Debt/Equity issuance costs on convertible notes payable			0	861,680
Other (income) expense	0	(2,087)	(8,349)	(40,538)
Total Other (income) expense	(121,219)	180,093	(1,278,923)	2,363,191
Net income (loss)	$ (239,853)	$ (237,268)	$ 1,039,932	$ (2,580,068)
Basic income (loss) per shares	$ (0.04)	$ (1.27)	$ 5.53	$ (8.59)
Weighted average number of common shares outstanding - basic	5,636,864	187,194	188,094	300,323